Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Interest	$ 4.5	$ 4.4	$ 26.0	$ 26.2
Income taxes (net of refunds)	$ 1.5	$ 7.6	$ 2.0	$ 9.9